Interest-bearing liabilities and financing facilities - Summary of Maturity Profile Interest Bearing Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 16,274	$ 13,594
1 year or less
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,406	1,480
1-2 years
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,434	1,747
2-3 years
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,993	1,262
3-4 years
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	2,126	1,325
4-5 years
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,804	1,965
More than 5 years
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 7,511	$ 5,815